BANK DEBT	12 Months Ended
Dec. 31, 2011
BANK DEBT [Abstract]
BANK DEBT
NOTE 9:-	BANK DEBT

In December 2006, the Company restructured its outstanding debt to Bank Hapoalim B.M. (the "Bank") pursuant to a restructuring agreement (the "2006 Restructuring Agreement") with the Bank.

On June 25, 2008, the Company entered into an amendment to the 2006 Restructuring Agreement (the "2008 Amendment") pursuant to which the Bank effectively rescheduled principal repayments of $ 30,000 of the $ 40,000 principal that was due for repayment in June and December 2008. The said $ 30,000 was rescheduled to be paid as follows: $ 10,000 at June 2009, $ 10,000 at June 2010 and $ 10,000 at June 2011. Pursuant to the terms of the 2008 Amendment, the $ 25,000 forgiveness by the Bank were also rescheduled such that the net repayment of $ 5,000 in June 2008 and the repayment of $ 5,000 in December 2008 were each to be accompanied by a forgiveness of $ 3,125, and the $ 10,000 repayments in each of 2009, 2010 and 2011 were each to be accompanied by a forgiveness of $ 6,250. The said $ 30,000 scheduled for repayment pursuant to the 2008 Amendment in 2009, 2010 and 2011 was to bear interest at the 3 month LIBOR rate plus 3.0%.

On June 30, 2009 and on January 24, 2010, the Company entered into further amendments (the "2009 Amendment" and "2010 Amendment") to the 2006 Restructuring Agreement that amended the repayment schedule and interest rate provisions and modified a number of covenants in the 2006 Restructuring Agreement.

The main provisions of the 2009 Amendment and 2010 Amendment are set out below:

a.	Repayment schedule, expected forgiveness and interest rate:

Set forth in the table below are the future scheduled dates for repayment of the Bank debt and the associated amounts expected to be forgiven upon future loan repayments:

	Repayment	Expected forgiveness

June 30, 2012	$15,133	$4,292
June 30, 2013	10,266	-
June 30, 2014	15,000	-
June 30, 2015	15,000	-
June 30, 2016	15,000	-
June 30, 2017	18,596	-

	$88,995	$4,292

The interest rates, as in effect prior to the 2009 Amendment were maintained at their previous level. However, an interest rate at the three month LIBOR rate plus 5.25% was applied solely as regards to the period in respect of which repayment of any rescheduled amounts (or the proportionate part thereof) was postponed.

b.	Warrants held by the Bank:

The terms of the warrants held by the Bank were modified under the 2009 Amendment. One warrant was amended so that the number of shares issuable thereunder was increased from 8,000,000 to 9,411,300 and the exercise price was reduced from $ 1.18 per share to $ 1.00 per share; and, the second warrant was amended so that the number of shares issuable thereunder was increased from 1,411,300 to 2,500,000 and the exercise price was increased from $ 1.18 per share to $ 1.40 per share. For both warrants, the exercise period was extended to June 30, 2014. The change in the incremental fair value of the modified Bank warrants was deducted from the carrying amount of the Bank debt, in accordance with ASC 470-60, in an amount of $ 2,493. The fair value of the Bank warrants was calculated using the Black-Scholes model.

c.	Cash fees to the Bank:

Under an earlier agreement, the Company agreed to pay a cash fee of $ 7,500 to the Bank if the Company's share price reached $ 7.00 per share. Pursuant to the 2009 Amendment, the period during which the Company would be obligated to pay such fee was extended to March 31, 2017 or the date of repayment, in full, of the loan to the Bank, if earlier.

As a provision of the 2008 Amendment, the Company agreed to a cash fee of $ 4,000 payable to the Bank upon the earliest occurrence of any one of the following events: (a) the Company attains an annual earnings before interest, depreciation, taxes and amortization, or EBITDA (as defined in the 2008 Amendment), in excess of $ 50,000; (b) the Company makes a public offering for the sale of its equity or convertible securities (excluding a public offering initiated by the Bank if the shares are those held by the Bank); (c) the Company sells all or substantially all of its assets; (d) one or more of the investors under the purchase agreement relating to the 2006 transaction described in paragraph a. of Note 15 and certain related parties transfer their shares in the Company to the extent that their aggregate shareholdings are reduced by at least 40% from their aggregate holdings in the Company as of June 2008; (e)  the aggregate holdings of the aforesaid investors in the Company's outstanding share capital is reduced by at least 40% from its level as at June 2008 as a result of the issuance by the Company of shares at a price above $ 1.55 per share, (f) a spin-off of the Company's assets representing at least 30% of its total assets; or (g) a voluntary repayment by the Company of at least 75% of the outstanding loan to the Bank.

Pursuant to the 2009 Amendment, this $ 4,000 fee was increased to $ 6,000. In addition, as regards the provision relating to the Company's attaining an annual EBIDTA of $ 50,000, the 2009 Amendment provides as follows:

1.	if the EBITDA for any year exceeds $ 25,000 but does not exceed $ 35,000 then the Company shall only be obligated to pay to the Bank a cash fee of $ 2,000;

2.
if the EBITDA for any year exceeds $ 35,000 but does not exceed $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 4,000, or a further $ 2,000, if the Company has already paid $ 2,000 under (1) above; and

3.
if the EBITDA for any year exceeds $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 6,000, or the balance of the amount up $ 6,000 , if the Company has already paid $ 2,000 or $ 4,000 under (1) or/and (2) above.

As of December 31, 2011 the Company did not meet the above provisions that require a payment of Cash fees to the bank.

d.	Financial covenants:

The financial covenants were modified under the 2009 Amendment and amended once again by an amendment to the covenants letter in November, 2011. Initially, the only financial covenant to which the Company was subject, commencing as of the end of the second quarter of 2009 and in effect until the end of the second quarter of 2011, was the requirement that the Company have available and accessible consolidated cash reserves of at least $ 20,000.

Effective from the end of the third quarter of 2011 until repayment of the Bank debt, the Company is required to comply with the following financial covenants as further detailed in the 2008 Amendment, the 2009 Amendment and the 2011 amendment to the covenants letter:

1.	The ratio of Total Debt to EBITDA (as defined in the 2011 amendment to the covenants letter) shall not exceed:

(i)	6.5 as of the end of each quarter (as defined in the 2006 Restructuring Agreement) commencing as of the third quarter of 2011 and ending on the first quarter of 2012 (inclusive);

(ii)	5 as of the end of each quarter commencing as of the second quarter of 2012 and ending on the first quarter of 2013 (inclusive);

(iii)	4 as of the end of each quarter commencing as of the second quarter of 2013 and ending on the first quarter of 2014 (inclusive); and

(iv)	3.5 as of the end of each quarter commencing as of the second quarter of 2014 until the Loan is repaid in full.

2.	The Interest Coverage Ratio shall be (as defined in the 2011 amendment to the covenants letter) shall be:

(i)	at least 1 as of the end of each quarter commencing as of the third Quarter of 2011 and ending on the first quarter of 2012 (inclusive); and

(ii)	at least 2 as of the end of each quarter commencing as of the second quarter of 2012 until the Loan is repaid in full.

In addition, the 2006 Restructuring Agreement also contains certain negative covenants, including, among others, negative covenants that require the Company to refrain from:

(i)	encumbering any of its assets (other than those specifically permitted by the 2006 Restructuring Agreement);

(ii)	incurring additional debt in excess of $ 30,000;

(iii)	entering into or approving any merger, consolidation, or scheme of reconstruction; making certain acquisitions;

(iv)	entering into certain transactions with related parties; and

(v)	disposing of assets, except as permitted under the 2006 Restructuring Agreement.

As of December 31, 2011, the Company met the above bank covenants.

The Company has considered the restructured Bank debt under the criteria of, and has accounted for the restructured Bank debt as, a troubled debt restructuring in accordance with ASC 470-60, which requires that the gross future cash flows of principal and interest be reflected in the balance sheet.

As of the date of the 2009 Amendment, June 30, 2009, the Company calculated the total future cash payments specified by the new terms of the Bank loan, which amounted to $ 136,522, and compared it to the carrying amount of Bank debt following the deduction of the change in the fair value of the modified warrants, which amounted to $ 128,723. Consequently, the Company had calculated an effective interest rate on the restructured loan amount. The new effective interest rate is the discount rate that equates the present value of the future cash payments specified by the new terms (excluding amounts contingently payable) with the carrying amount of the payable. The new effective interest rate as of December 31, 2011, 2010 and 2009 was an annual rate of 0.92%, 0.95% and 0.96%, respectively. The changes in the effective interest rates in respect of the above dates resulted mainly from changes in LIBOR rates.

During 2011 and 2010, the Company repaid the Bank principal payments of $ 10,000 and $ 8,000, respectively and interest payments in aggregate amounts of $ 3,373 and $ 2,961, respectively, of which amounts of $ 1,070 and $ 1,113, respectively, were recorded as interest expenses based on the new effective interest rate as mentioned above while the remaining amounts were deducted from the loan amount as required by ASC 470-60.

The Bank debt is secured by substantially all of the Company's assets - See Note 12.